-----------------
INVESTMENT ADVISER OF
SENIOR DEBT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EATON VANCE PRIME RATE RESERVES
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 5123
Westborough, MA 01581-5123

BANKING COUNSEL
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


EATON VANCE
PRIME RATE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

[Logo]
EATON VANCE
PRIME RATE
RESERVES


ANNUAL
SHAREHOLDER REPORT

DECEMBER 31, 1996

[graphic omitted]

PERFORMANCE HIGHLIGHTS

 o  A CONSISTENT YIELD ADVANTAGE

    MONTH AFTER MONTH, THE FUND HAS PRODUCED A YIELD ADVANTAGE OVER 3-MONTH BANK CDS.

  Date        PRX Eff. Yields        CD Rates         Spread
  ----        ---------------        --------         ------
Dec. 1995           7.6                 4.14           3.46
Jan.                7.48                4.1            3.38
Feb.                7.1                 4.07           3.03
Mar.                7.11                4.18           2.93
Apr.                7.12                4.16           2.96
May                 7.13                4.12           3.01
June                6.9                 4.06           2.84
July                7.05                4.09           2.95
Aug.                6.9                 4.09           2.81
Sep.                6.85                4.11           2.74
Oct.                7.05                4.11           2.94
Nov.                6.95                4.11           2.84
Dec. 1996           6.95                4.06           2.89

These figures represent the spread between the monthly yields for Prime Rate Reserves and those for 3-month CDs as reported by Bank Rate Monitor.
Sources: Wall Street Journal, Eaton Vance Management

All figures are as of 12/31/96. Prime Rate Reserves figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured nor does it offer a fixed rate of return, like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions.
Sources: Eaton Vance Management, The Wall Street Journal.
--------------------------------------------------------------------------------

 o  A RELATIVELY STABLE NET ASSET VALUE PER SHARE

    ONCE AGAIN, IN 1996, AMID THE VOLATILITY OF THE TREASURY AND CORPORATE BOND MARKETS THE FUND MAINTAINED A RELATIVELY STABLE SHARE PRICE.

  Date              PRX
  ----              ---
Dec. 1995          10.01
Jan.               10.01
Feb.               10.01
Mar.               10
Apr.                9.99
May                 9.99
June                9.99
July                9.99
Aug.                9.99
Sep.                9.99
Oct.                9.99
Nov.                9.99
Dec. 1996           9.99

This graph shows the month-end net asset values for Prime Rate Reserves.
Sources: Eaton Vance Management

TO SHAREHOLDERS

Eaton Vance Prime Rate Reserves paid shareholders distributions from net investment income totaling $0.683 during the year ended December 31, 1996. Based on the Fund's closing net asset value of $9.99, the Fund had an effective yield of 6.95% at December 31. The Fund's net asset value per share ended the year only $0.02 changed from its $10.01 level on December 31, 1995.

Eaton Vance Prime Rate Reserves once again met its objective of maintaining a high level of current income with a relatively stable net asset value.

PRIME RATE RESERVES ENJOYED A YIELD ADVANTAGE OVER OTHER SHORT-TERM, FIXED-INCOME INVESTMENTS...

The nation's economy continued a pattern of slow growth in 1996. Consistent with that pattern, inflation remained well under control, with most measures in the 3% range. As he has done consistently in recent years, Federal Reserve chairman Alan Greenspan continued to emphasize controlling inflation as the Fed's primary goal. The Federal funds rate, which was 5.50% at the beginning of the year, stood at 5.25% at year-end, marking a relatively uneventful year for short-term interest rates.

In this environment, the Fund's yield continued to represent a significant advantage over money market mutual funds, 3-month certificates of deposit, and bank money market accounts, which offered rates of 4.95%, 4.06%, and 3.47%, respectively, as of December 31, 1996. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund's principal value and return can fluctuate with market conditions.

AGAIN IN 1996, THE FUND DEMONSTRATED ITS CHARACTERISTIC RELATIVE PRICE STABILITY...

Once again, the Fund displayed very little price fluctuation during 1996. But, as portfolio managers Scott Page and Payson Swaffield point out in the pages that follow, that was not the case in some other fixed-income markets, such as the Treasury and corporate bond markets.

As always, relative stability remains one of the Fund's main objectives. In a period of uncertain economic trends and fully valued equity markets, many investors now seek the relative calm of a short-term instrument. Eaton Vance Prime Rate Reserves will continue to pursue that relative stability while seeking to deliver highly competitive current yields.


[Photo of              Sincerely,
 James B. Hawkes]
                    /s/James B. Hawkes

                       James B. Hawkes
                       President
                       February 20, 1997

MANAGEMENT DISCUSSION

An interview with Scott H. Page and Payson F. Swaffield, Vice Presidents and Co-Portfolio Managers, Senior Debt Portfolio.

Q:  HOW WOULD YOU CHARACTERIZE THE LOAN MARKET IN 1996?

[Photo of Payson F. Swaffield]

Mr. Swaffield: This was a very active year in the loan market. Loan supply remained strong, boosted by a surge in new paper. As a measure of the growth in supply, loan volume totalled $104 billion through the third quarter of 1996 alone, topping the $101 billion for all of 1995. The jump in volume was due in part to a jump in merger and acquisition activity, a rise in initial public offerings, and many restructurings aimed at increasing shareholder values. In addition, leveraged buyouts, a popular takeover option in the 1980s, returned to favor in 1996, prompting a further rise in loan volume. Finally, the number of participants in the loan market continued to grow as competition rose among commercial banks, investment banks, pension funds and mutual funds. So, all in all, it was a very busy year for this market.

Q:  HAVE YOU MADE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO?

Mr. Page: There hasn't been a significant shift in the makeup of the Portfolio.
    We remain well diversified, with 137 issues spanning a wide range of industries. The Portfolio maintained its exposure to economically-sensitive, cyclical industries - including paper, building materials, capital goods, and energy - as well as to consumer-based sectors such as food retailers, health care, and cable television.

    This broad diversification is important for several reasons. First, it provides a measure of protection against a reversal at an individual company; second, it insulates the Portfolio somewhat from a sudden shift in the direction of the overall economy; and finally, thanks to the periodic reset provisions of floating-rate loans, it improves our responsiveness to changes in interest rates.

[Photo of Scott H. Page]

Q:  COULD WE FOCUS ON SOME OF THE PORTFOLIO'S LARGER HOLDINGS?

Mr. Swaffield: Yes. As Scott indicated, we continue to have a strong exposure to cyclical industries. Among those holdings at December 31 were Fort Howard Paper, Stone Container, and Jefferson Smurfit. New industry capacity contributed to a downturn in packaging prices in the last year. However, with declining containerboard inventories, strong export demand and signs of a stronger-than-expected U.S. economy, earnings for these companies could trend upward in 1997. Also, as a senior, secured creditor, we have a first priority stake in the collateral ahead of unsecured bond holders.

--------------------------------------------------------------------------------
EATON VANCE PRIME RATE RESERVES:
THE FUND MAINTAINED A SIZABLE YIELD ADVANTAGE
OVER OTHER POPULAR SHORT-TERM INVESTMENT VEHICLES.

All figures are as of 12/31/96. Prime Rate Reserves figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured by the FDIC, nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions.
Sources: Eaton Vance Management, The Wall Street Journal

Prime Rate Reserves ....................................    6.95%
Money markets ..........................................    4.95%
3-month CDs ............................................    4.06%
Bank money market accounts .............................    3.47%
--------------------------------------------------------------------------------

    Additionally, we owned a loan of National Gypsum Co., the second leading U.S. producer of gypsum wallboard. The wallboard industry has enjoyed a rejuvenation in recent years due to recovering housing starts, high levels of residential and commercial remodelling, and improved industry pricing discipline.

    In the consumer area, the Portfolio held a loan of Marcus Cable Operating Co. The cable industry continues to enjoy subscriber growth and increasing pricing flexibility.

Q:  HOW DID THE FUND PERFORM RELATIVE TO OTHER FIXED-INCOME ALTERNATIVES?

Mr. Page: Very well. For the bond market, especially, this was a period of fairly high volatility. Yields on 30-year Treasury bonds started the year at 5.95%, and despite a January, 1996 cut in the federal funds rate, rose as high as 7.2% by July, before finishing the year around 6.64%. That's a real rollercoaster ride for bond investors, who saw their underlying bond prices rise and fall dramatically over the course of the year. In contrast, the Fund had a total return of 6.8% (not including the early redemption charge) and maintained a net asset value per share between $9.99 and $10.02. Thus, the Fund not only again achieved positive returns but maintained a relatively stable share price.

Q: YOU MENTIONED EARLIER THE GROWTH IN THE LOAN PARTICIPATION MARKET. WHAT IS DRIVING THAT GROWTH?

Mr. Swaffield: Several factors. Corporate and industrial borrowers are increasingly attracted to the loan market as an alternative to the high-yield bond market. Interestingly, a recent survey by the Loan Pricing Corp.'s Gold Sheet - a weekly monitor of the loan market - indicated that, for borrowers utilizing both the loan syndication market and high-yield bond issuance, yield spreads over benchmarks were narrower - in some cases dramatically so - for loans. That represents a very compelling argument for corporate borrowers in favor of the loan market.

--------------------------------------------------------------------------------
                              PORTFOLIO HIGHLIGHTS
                               December 31, 1996

GENERAL PORTFOLIO INFORMATION
Total net assets ..............................................   $3,010 million
Asset invested in loan interests ..............................   $2,454 million
Number of borrowers ......................................................   137
Industries represented ...................................................    39

FUNDAMENTAL CHARACTERISTICS OF PORTFOLIO LOANS
Senior ...................................................................  100%
Secured ..................................................................   99%
Floating rate ............................................................  100%
Commercial & industrial ..................................................  100%

AVERAGE PORTFOLIO STATISTICS (DOLLAR-WEIGHTED)
Collateral coverage ratio ..........................................   1.5 to 1*
Days to interest-rate reset .............................................     53
Maturity ...........................................................   5.5 years
Size per borrower .............................................    $17.4 million
Average size as percent of total net assets .............................   0.6%

*At time of purchase

Source: Eaton Vance Management
--------------------------------------------------------------------------------

    Another clear sign that the loan market will continue to grow is the increasing demand among institutional investors for a relatively stable, short-term investment that can produce above-average returns. Investment banks and commercial banks have been scrambling to meet their demands.

Q:  IS THE GROWTH IN THE MARKET A POSITIVE DEVELOPMENT FOR THE FUND'S
    SHAREHOLDERS?

Mr. Page: Yes, it is. Typically, loan cash flows may be highly irregular due to the unpredictability of loan prepayments. The average life of a loan, after all, is just two to three years, and, at times, cash flows may rise dramatically. Ordinarily, cash has a dilutive effect upon a portfolio's returns, and therefore, it's desirable to quickly redeploy these loan prepayments.

    As an example, the Portfolio owned a loan of Thrifty Payless, a drug retailer, which was purchased in 1996 by Rite Aid for $1.4 billion. The transaction created a significant cash infusion for the Portfolio when the Thrifty Payless loan was paid ahead of schedule. However, because of growing loan supply in the market, we had little difficulty in finding attractive situations that met our investment criteria. As a result, we were able to put the cash reserves to work again.

------------------------------------------------------------
                   THE GROWING LOAN MARKET

                    WITH VOLUME WELL OVER
                    $100 BILLION IN 1996,
                      THE LOAN MARKET IS
                     INCREASINGLY POPULAR
               AMONG CORPORATE BORROWERS . . .

                     CORPORATE FINANCING
     800 COMPANIES                     12,000 COMPANIES
 ----------------------            -------------------------
   COMMERCIAL PAPER                SENIOR SECURED BANK LOANS
 ----------------------            -------------------------

 ----------------------            -------------------------
 INVESTMENT GRADE BONDS                 HIGH YIELD BONDS
 ----------------------            -------------------------

 ----------------------            -------------------------
       EQUITIES                             EQUITIES
 ----------------------            -------------------------

       Sources: Standard & Poor's; Loan Pricing Corp.
------------------------------------------------------------

Q: YOU INDICATED THAT THE LOAN MARKET IS DOMINATED BY INSTITUTIONAL INVESTORS. DOESN'T THAT MAKE EATON VANCE PRIME RATE RESERVES ONE OF THE FEW RETAIL FUND PARTICIPANTS?

Mr. Swaffield: Yes, and I think that's especially noteworthy. Prime Rate
    Reserves remains one of the few mutual funds offering individual investors access to a powerful hedge against inflation. Even at today's relatively low levels, inflation is a silent tax that gradually reduces investor's buying power. Unlike fixed-income investments, returns on floating-rate loans tend to increase in response to higher inflation.

    As most investors know, inflation usually leads to higher interest rates, which in turn reduce the value of financial assets. Floating rate loans are unique because, due to their periodic reset provisions, their interest rates are adjusted to reflect changes in prevailing interest rate levels. Thus, investors may actually benefit from a rise in rates while preserving more of their purchasing power.

Q:  WHAT IS YOUR OUTLOOK FOR 1997?

Mr. Page: The economy registered steady but unspectacular growth in the past year, and many signs point to a similar trend in 1997. With that in mind, the Federal Reserve has indicated recently a slight bias toward higher rates. If that proves the case, the Fund's yield should, over time, reflect the rise in rates.

    If, on the other hand, the economy continues to plod along as it has for some months, the Fund's portfolio of floating-rate notes should maintain its relative stability, an attractive characteristic in an uncertain economy. Naturally, past performance is no guarantee of future results. But we are confident that Prime Rate Reserves should remain well-positioned to provide competitive short-term returns and a hedge against inflation.

-------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PRIME RATE RESERVES AND THE FEDERAL RESERVE 90-DAY COMMERCIAL PAPER INDEX

From August 31, 1989, through December 31, 1996

-------------------------------------------------------------------------------
     AVERAGE ANNUAL                1          5      Life of      Value at
        RETURNS                  Year       Years     Fund*       12/31/96
-------------------------------------------------------------------------------
With Early Withdrawal Charge     3.8%        6.5%      7.2%        $16,656
-------------------------------------------------------------------------------
Without Early Withdrawal Chg.    6.8%        6.5%      7.2%        $16,656
-------------------------------------------------------------------------------

[line chart graphic omitted -- plot points follow]

                 EATON VANCE         90-DAY
                 PRIME RATE          COMMERCIAL
   DATE          RESERVES            PAPER INDEX
   ----          -----------         -----------
  8/31/89        $10,000             $10,000
  9/30/89        $10,000             $10,070
 10/31/89        $10,142             $10,139
 11/30/89        $10,216             $10,207
 12/31/89        $10,295             $10,275
  1/31/90        $10,377             $10,342
  2/28/90        $10,452             $10,409
  3/31/90        $10,535             $10,478
  4/30/90        $10,617             $10,548
  5/31/90        $10,703             $10,618
  6/30/90        $10,788             $10,688
  7/31/90        $10,876             $10,756
  8/31/90        $10,964             $10,825
  9/30/90        $11,051             $10,894
 10/31/90        $11,140             $10,964
 11/30/90        $11,217             $11,034
 12/31/90        $11,284             $11,103
  1/31/91        $11,359             $11,166
  2/28/91        $11,433             $11,225
  3/31/91        $11,514             $11,283
  4/30/91        $11,592             $11,339
  5/31/91        $11,668             $11,393
  6/30/91        $11,739             $11,450
  7/31/91        $11,813             $11,506
  8/31/91        $11,886             $11,560
  9/30/91        $11,956             $11,612
 10/31/91        $12,026             $11,662
 11/30/91        $12,092             $11,710
 12/31/91        $12,159             $11,754
  1/31/92        $12,207             $11,793
  2/28/92        $12,263             $11,833
  3/31/92        $12,322             $11,874
  4/30/92        $12,379             $11,913
  5/31/92        $12,437             $11,951
  6/30/92        $12,499             $11,990
  7/31/92        $12,555             $12,023
  8/31/92        $12,623             $12,057
  9/30/92        $12,712             $12,089
 10/31/92        $12,752             $12,122
 11/30/92        $12,829             $12,158
 12/31/92        $12,910             $12,195
  1/31/93        $12,967             $12,227
  2/28/93        $12,976             $12,259
  3/31/93        $13,004             $12,291
  4/30/93        $13,096             $12,323
  5/31/93        $13,176             $12,355
  6/30/93        $13,245             $12,388
  7/31/93        $13,288             $12,420
  8/31/93        $13,371             $12,453
  9/30/93        $13,441             $12,485
 10/31/93        $13,475             $12,518
 11/30/93        $13,535             $12,553
 12/31/93        $13,600             $12,588
  1/31/94        $13,657             $12,621
  2/28/94        $13,710             $12,657
  3/31/94        $13,728             $12,697
  4/30/94        $13,772             $12,739
  5/31/94        $13,838             $12,787
  6/30/94        $13,917             $12,834
  7/31/94        $13,986             $12,884
  8/31/94        $14,004             $12,935
  9/30/94        $14,078             $12,988
 10/31/94        $14,176             $13,046
 11/30/94        $14,261             $13,108
 12/31/94        $14,426             $13,174
  1/31/95        $14,524             $13,244
  2/28/95        $14,645             $13,312
  3/31/95        $14,745             $13,382
  4/30/95        $14,824             $13,451
  5/31/95        $14,921             $13,520
  6/30/95        $15,016             $13,588
  7/31/95        $15,113             $13,655
  8/31/95        $15,207             $13,721
  9/30/95        $15,300             $13,789
 10/31/95        $15,399             $13,857
 11/30/95        $15,492             $13,924
 12/31/95        $15,590             $13,989
  1/31/96        $15,686             $14,052
  2/28/96        $15,771             $14,113
  3/31/96        $15,847             $14,177
  4/30/96        $15,921             $14,242
  5/31/96        $16,014             $14,307
  6/30/96        $16,102             $14,374
  7/31/96        $16,195             $14,441
  8/31/96        $16,287             $14,508
  9/30/96        $16,375             $14,575
 10/31/96        $16,470             $14,641
 11/30/96        $16,561             $14,709
 12/31/96        $16,656             $14,779

Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD. *Investment operations commenced on 2/24/95. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.
--------------------------------------------------------------------------------



FUND PERFORMANCE

In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the unmanaged Federal Reserve 90-Day Commercial Paper Index.

THE TOTAL RETURN FIGURES

The blue line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The black line represents the performance of the Federal Reserve 90-Day Commercial Paper Index. The unmanaged Index is composed of corporate commercial paper rated A1 and P1 by Moody's and Standard & Poor's, respectively, two major ratings agencies.Commercial paper represents short-term obligations of corporate borrowers, which are usually backed by bank lines of credit. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

                       -----------------------------------
                         EATON VANCE PRIME RATE RESERVES

                              FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                December 31, 1996
--------------------------------------------------------------------------------
ASSETS:
  Investment in Senior Debt Portfolio, at value
    (Note 1A) (identified cost, $1,619,366,219)               $1,614,432,224
  Receivable for Trust shares sold                                 2,955,889
  Prepaid expenses                                                   262,478
                                                              --------------
        Total assets                                          $1,617,650,591
LIABILITIES:
  Distributions payable                           $5,633,480
  Payable for Trust shares reacquired                126,453
  Payable to affiliate -
    Trustees' fees                                       834
  Accrued expenses                                   154,580
                                                  ----------
        Total liabilities                                          5,915,347
                                                              --------------
NET ASSETS for 161,296,624 shares of beneficial
  interest outstanding                                        $1,611,735,244
                                                              ==============
SOURCES OF NET ASSETS:
  Paid-in capital                                             $1,618,390,029
  Accumulated distributions in excess of
    realized gain on investment transactions
    (computed on the basis of identified cost)                    (1,885,004)
  Unrealized depreciation of investments from Portfolio
    (computed on the basis of identified cost)                    (4,933,995)
  Accumulated undistributed net investment income                    164,214
                                                              --------------
        Total                                                 $1,611,735,244
                                                              ==============
NET ASSET VALUE PER SHARE
  ($1,611,735,244 / 161,296,624 shares of
    beneficial interest)                                           $9.99
                                                                   =====


                       See notes to financial statements.

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Income allocated from Portfolio                                $113,704,985
  Expenses allocated from Portfolio                               (14,149,349)
                                                                 ------------
        Total investment income                                  $ 99,555,636
  Expenses -
    Administration fee (Note 4)                     $3,457,475
    Compensation of Trustees not members of the
      Administrator's organization (Note 4)              3,278
    Custodian fees                                     148,211
    Transfer and dividend disbursing agent fees        735,626
    Printing and postage                               278,345
    Legal and accounting services                       59,584
    Registration fees                                  188,806
    Miscellaneous                                      270,342
                                                    ----------
        Total expenses                                              5,141,667
                                                                 ------------
          Net investment income                                  $ 94,413,969
                                                                 ------------
REALIZED AND UNREALIZED LOSS FROM PORTFOLIO:
  Net realized loss from Portfolio on investment
    transactions (identified cost)                               $ (1,881,889)
  Change in unrealized depreciation of investments                   (498,767)
                                                                 ------------
        Net realized and unrealized loss on investments          $ (2,380,656)
                                                                 ------------
          Net increase in net assets resulting
            from operations                                      $ 92,033,313
                                                                 ============


                       See notes to financial statements.

                           STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES -
    Purchase of interests in Senior Debt Portfolio              $(630,796,481)
    Withdrawal of interests in Senior Debt Portfolio              202,465,849
    Operating expenses paid                                        (5,207,650)
                                                                -------------
      Net cash used for operating activities                    $(433,538,282)
                                                                -------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES -
    Proceeds from shares sold                                   $ 664,074,475
    Payments for shares reacquired in tender offers              (136,805,298)
    Cash distributions paid (excluding reinvestments of
      distributions of $50,604,649)                               (93,730,895)
                                                                -------------
      Net cash provided from financing activities               $ 433,538,282
                                                                -------------
        Net increase in cash                                    $    --
CASH AT BEGINNING OF YEAR                                            --
                                                                -------------
CASH AT END OF YEAR                                             $    --
                                                                =============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets from operations                  $  92,033,313
    Net decrease in prepaid expenses                                   69,360
    Net increase in payable to affiliates                                 834
    Net increase in accrued expenses and other liabilities             76,212
    Net decrease in investments                                  (525,718,001)
                                                                -------------
      Net cash used for operating activities                    $(433,538,282)
                                                                =============


                       See notes to financial statements.

                               STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                                 1996                 1995
                                                            --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations -
    Net investment income                                   $   94,413,969       $   61,634,148
    Net realized gain (loss) on investments and
      amounts allocated from Portfolio                          (1,881,889)           8,138,602
    Change in unrealized depreciation from Portfolio              (498,767)          (7,404,428)
                                                            --------------       --------------
      Net increase in net assets from operations            $   92,033,313       $   62,368,322
                                                            --------------       --------------
  Distributions to shareholders (Note 2) -
    From net investment income                              $  (94,275,229)      $  (61,630,374)
    From net realized gain on investment transactions           -                    (2,248,433)
                                                            --------------       --------------
      Total distributions to shareholders                   $  (94,275,229)      $  (63,878,807)
                                                            --------------       --------------
  Transactions in shares of beneficial interest (Note 3) -
    Proceeds from sale of shares                            $  608,114,256       $  533,176,796
    Net asset value of shares issued to shareholders
      in payment of distributions declared                      50,604,649           34,679,501
    Cost of shares reacquired in tender offers                (136,928,083)         (85,746,992)
                                                            --------------       --------------
      Net increase in net assets from Trust share
        transactions                                        $  521,790,822       $  482,109,305
                                                            --------------       --------------
          Net increase in net assets                        $  519,548,906       $  480,598,820
NET ASSETS:
  At beginning of year                                       1,092,186,338          611,587,518
                                                            --------------       --------------
  At end of year (including accumulated distribution
    in excess of net investment income of $164,214 and
    $25,474, respectively)                                  $1,611,735,244       $1,092,186,338
                                                            ==============       ==============


                       See notes to financial statements.

                                            FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------
                                          1996             1995           1994           1993             1992
                                        --------         --------       --------       --------         --------
PER SHARE OPERATING PERFORMANCE
Net asset value and market value -
  Beginning of year                     $  10.01         $  10.02       $  10.03       $  10.02         $   9.96
                                        --------         --------       --------       --------         --------
Income from investment operations:
  Net investment income(b)              $ 0.6837         $ 0.7694       $ 0.5966       $ 0.4970         $ 0.5415
  Net realized and unrealized
    gain (loss) on investments           (0.0208)          0.0112        (0.0059)        0.0258           0.0575
                                        --------         --------       --------       --------         --------
      Total income from
        investment operations           $ 0.6629         $ 0.7806       $ 0.5907       $ 0.5228         $ 0.5990
                                        --------         --------       --------       --------         --------
Less distributions:
  From net investment income            $(0.6829)        $(0.7695)      $(0.5966)      $(0.5110)        $(0.5296)
  In excess of net investment income     --               --             (0.0041)        --              --
  From net realized gain on investments  --               (0.0211)        --             --              (0.0094)
  In excess of net realized gain
    on investments                       --               --              --            (0.0018)         --
                                        --------         --------       --------       --------         --------
      Total distributions               $(0.6829)        $(0.7906)      $(0.6007)      $(0.5128)        $(0.5390)
                                        ========         ========       ========       ========         ========
Net asset value and market value -
  End of year                           $   9.99         $  10.01       $  10.02       $  10.03         $  10.02
                                        ========         ========       ========       ========         ========
TOTAL INVESTMENT RETURN(a)                 6.84%             8.1%           6.1%           5.3%             6.2%
                                        ========         ========       ========       ========         ========
RATIOS (as a percentage of average daily net assets):
  Operating expenses(b)                    1.35%            1.45%          1.63%          1.55%            1.44%
  Interest expense(b)                      0.04%            0.16%(e)       0.21%          0.22%            0.18%
  Net investment income                    6.81%            7.57%          5.95%          4.98%            5.33%
SUPPLEMENTAL DATA:
  Net Assets, End of year
   (000 omitted)                      $1,611,735       $1,092,186       $611,588       $683,393       $1,011,006
  Portfolio Turnover(c)                  --                    5%            60%            37%              26%
  Number of Shares Outstanding at
    End of Year (000 omitted)            161,297          109,108         61,040         68,165          100,877


                                           See notes to financial statements.

                                           FINANCIAL HIGHLIGHTS (continued)
---------------------------------------------------------------------------------------------------------------------------------
LEVERAGE ANALYSIS:
    Borrowings from issuance           AMOUNT OF DEBT      AVERAGE DAILY BALANCE      AVERAGE DAILY BALANCE     AVERAGE AMOUNT OF
    of commercial paper:               OUTSTANDING AT       OF DEBT OUTSTANDING       OF SHARES OUTSTANDING       DEBT PER SHARE
    YEAR ENDED                          END OF YEAR             DURING YEAR                DURING YEAR             DURING YEAR
    ----------                         --------------      ---------------------      ---------------------     -----------------
    December 31, 1992                   $39,764,710             $37,304,000               $132,343,142               $0.2819
    December 31, 1993                   $17,981,224             $24,585,000                 85,859,000               $0.2863
    December 31, 1994                   $20,403,169             $10,236,000                 63,465,000               $0.1613
    December 31, 1995(d)                $    --                 $ 9,688,000                 62,118,000               $0.1560

------------
(a) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.
(b) Includes the Trust's share of Senior Debt Portfolio's allocated expenses for the year ended December 31, 1996 and for the period from February 22, 1995 to December 31, 1995.
(c) Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover for the period since the Trust transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(d) The Leverage Analysis is for the period from January 1, 1995, to February 21, 1995, when the Trust transferred the Commercial
    Paper program to the Portfolio.
(e) Interest expense is for the period from January 1, 1995 to February 21, 1995.

                       See notes to financial statements.

                       -----------------------------------
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. On February 22, 1995, the Trust transferred substantially all of its investable assets to the Senior Debt Portfolio (the Portfolio) in exchange for an interest in the Portfolio. The Trust invests all of its investable assets in interests in the Portfolio, a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (53.6% at December 31, 1996). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes had capital loss carryovers of $1,415,460 which will expire on December 31, 2004. These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. OTHER -- Investment transactions are accounted for on a trade date basis.

E. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the statement of operations.

--------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1997 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

--------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The
Trust may from time to time, at its discretion, make tender offers at net asset value for the purchase of all or a portion of its shares. The price will be established at the close of business on the last day the tender offer is open. An early withdrawal charge will be imposed on most shares accepted for tender which have been held less than four years (See Note 5). The Trustees approved tender offers for the periods from January 22, 1996 to February 16, 1996, from April 22, 1996 to May 17, 1996, from July 22, 1996 to August 16,
1996 from October 21, 1996 to November 15, 1996 and from January 20, 1997 to February 14, 1997.

                                                 YEAR ENDED       YEAR ENDED
                                                 DECEMBER 31,     DECEMBER 31,
                                                    1996             1995
                                                 ----------       ----------
Sales                                            60,826,261       53,156,612
Issued to shareholders electing to receive
  payments of distributions in Trust shares       5,063,416        3,457,871
Reacquired in tender offers                     (13,701,065)      (8,546,528)
                                                 ----------       ----------
    Net increase                                 52,188,612       48,067,955
                                                 ==========       ==========

--------------------------------------------------------------------------------
(4) ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, is paid to EVM for managing and administering business affairs of the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Certain of the officers and Trustees of the Trust and Portfolio are officers and directors/trustees of the above organizations.

--------------------------------------------------------------------------------
(5) EARLY WITHDRAWAL CHARGE
Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, serves as the Trust's principal underwriter. EVD compensates authorized dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution expenses will be charged to redeeming shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares accepted for tender, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the year ended December 31, 1996 amounted to approximately $1,403,900.

------------------------------------------------------------------------------
(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Trust's investment in the Portfolio for the year ended December 31, 1996 aggregated $630,796,481 and $202,465,849, respectively.

                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
  EATON VANCE PRIME RATE RESERVES:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Prime Rate Reserves as of December 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995 and the financial highlights for each of the years in the five-year period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Prime Rate Reserves as of December 31, 1996, the results of its operations and its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
FEBRUARY 7, 1997

                           --------------------------
                              SENIOR DEBT PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1996
                      (EXPRESSED IN UNITED STATES DOLLARS)
--------------------------------------------------------------------------------
                SENIOR, SECURED, FLOATING-RATE INTERESTS - 81.5%
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT        BORROWER/BUSINESS DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
              AEROSPACE/DEFENSE - 2.2%
              AEROSTRUCTURES CORPORATION
$ 8,674,286    Term loan, maturing September 30, 2003                $    8,674,286
  3,154,286    Term loan, maturing September 30, 2004                     3,154,286
               Designs, manufactures, and assembles structural
                aircraft components
              FIBERITE, INC.
  9,364,286    Term loan, maturing December 31, 2001                      9,364,286
               Manufactures composite materials for the aerospace
                industry
              MAG AEROSPACE INDUSTRIES, INC.
  5,000,000    Term loan, maturing December 6, 2003                       5,000,000
               Manufactures toilet systems for the aerospace
                industry
              SHARED TECHNOLOGIES FAIRCHILD COMMUNICATIONS, INC.
  4,475,000    Term loan, maturing March 30, 2001                         4,475,000
               Aerospace and specialty fasteners, and plastics
                industry tooling systems
              TRACOR, INC.
 10,912,000    Term loan, maturing October 31, 2000                      10,912,000
 10,913,158    Term loan, maturing April 30, 2001                        10,913,158
               Technical services to defense companies
              TRANSTECHNOLOGY CORPORATION
  7,350,000    Term loan, maturing June 30, 2002                          7,350,000
               Aerospace and specialty fasteners, rescue winches,
                and hoists
              TRI-STAR INC.
  5,000,000    Term loan, maturing September 30, 2003                     5,000,000
               Distributor of aerospace fasteners                    --------------
                                                                     $   64,843,016
                                                                     --------------

              AUTOMOTIVE - 2.5%
              CAMBRIDGE INDUSTRIES, INC.
$ 7,545,643    Term loan, maturing May 17, 2002                      $    7,545,643
  8,488,500    Term loan, maturing May 17, 2003                           8,488,500
  3,772,742    Term loan, maturing May 17, 2004                           3,772,742
               Original equipment manufacturer of plastic auto
                parts
              CSK AUTO, INC.
 10,000,000    Term loan, maturing October 31, 2003                      10,000,000
               Retailer of automotive parts and accessories
              HAYES WHEELS INTERNATIONAL, INC.
  9,444,444    Term loan, maturing July 31, 2003                          9,444,444
  7,555,556    Term loan, maturing July 31, 2004                          7,555,556
               Producer of automotive brakes and wheels
              SAFELITE GLASS CORPORATION
 10,000,000    Term loan, maturing December 20, 2002                     10,000,000
  5,000,000    Term loan, maturing December 20, 2004                      5,000,000
               Auto glass replacement and repair service provider
              SCHRADER, INC.
  3,269,542    Term loan, maturing February 28, 2001                      3,269,542
  3,965,039    Term loan, maturing November 30, 2002                      3,965,039
               Produces tire valves and accesories, and pneumatic
                connectors
              STANADYNE AUTOMOTIVE CORP.
  7,312,500    Term loan, maturing December 31, 2001                      7,312,500
               Auto and light truck fuel injection equipment         --------------
                                                                     $   76,353,966
                                                                     --------------

              BROADCAST MEDIA - 9.7%
              BENEDEK BROADCASTING CORPORATION
$ 7,962,207    Term loan, maturing May 1, 2001                       $    7,962,207
  7,972,276    Term loan, maturing November 1, 2002                       7,972,276
               Broadcast television operator
              CABLEVISION OF CLEVELAND, G.P., INC.
 12,000,000    Term loan, maturing December 31, 2005                     12,000,000
               Cable television provider
              CHANCELLOR RADIO BROADCASTING COMPANY
  5,948,571    Term loan, maturing September 1, 2003                      5,948,571
               Radio broadcasting
              CHARTER COMMUNICATIONS ENTERPRISES I, L.P.
  5,000,000    Term loan, maturing December 31, 2003                      5,000,000
               Cable television provider
              CHARTER COMMUNICATIONS ENTERPRISES II, L.P.
 10,000,000    Term loan, maturing September 30, 2004                    10,000,000
               Cable television provider
              CHELSEA COMMUNICATIONS, INC.
 10,000,000    Term loan, maturing December 31, 2004                     10,000,000
               Cable television provider
              CITICASTERS, INC.
 10,000,000    Term loan, maturing February 15, 2004                     10,000,000
               Radio broadcasting
              CLASSIC CABLE, INC.
  3,080,969    Term loan, maturing June 30, 2004                          3,080,969
 10,013,149    Term loan, maturing June 30, 2005                         10,013,149
               Cable television provider
              COAXIAL COMMUNICATIONS, INC.
 16,808,060    Term loan, maturing December 31, 1999                     16,808,060
               Midwest cable television provider
              FALCON CABLE MEDIA
  3,776,923    Revolving loan, maturing March 31, 2003                    3,776,923
 22,000,000    Term loan, maturing July 11, 2005                         22,000,000
               Cable television provider
              INTERMEDIA PARTNERS IV, L.P.
 15,500,000    Term loan, maturing January 1, 2005                       15,500,000
               Cable television provider
              MARCUS CABLE OPERATING COMPANY, L.P.
 37,708,500    Term loan, maturing December 31, 2002                     37,708,500
 23,000,000    Term loan, maturing April 30, 2004                        23,000,000
    406,250    Revolving loan, maturing December 31, 2002                   406,250
               Cable television provider
              SINCLAIR BROADCASTING GROUP, INC.
 19,850,000    Term loan, maturing November 30, 2003                     19,850,000
               Broadcast television operator
              SULLIVAN BROADCASTING COMPANY, INC.
 17,563,829    Term loan, maturing December 31, 2003                     17,563,829
               Broadcast television operator
              TCI PACIFIC, INC.
 37,500,000    Term loan, maturing December 31, 2004                     37,500,000
               Cable television provider
              YOUNG BROADCASTING, INC.
    106,000    Revolving loan, maturing September 30, 2003                  106,000
 15,900,000    Term loan, maturing September 30, 2003                    15,900,000
               Owner and operator of network affiliated television
                stations                                             --------------
                                                                     $  292,096,734
                                                                     --------------

              BUILDING MATERIALS - 1.7%
              NATIONAL GYPSUM COMPANY
$49,874,791    Term loan, maturing September 30, 2003                $   49,874,791
               Produces gypsum wallboard                             --------------

              CHEMICALS - 2.9%
              HARRIS SPECIALTY CHEMICALS, INC.
$ 1,450,787    Term loan, maturing December 31, 1999                 $    1,450,787
  5,595,027    Term loan, maturing December 31, 2001                      5,595,027
  5,233,370    Term loan, maturing December 31, 2002                      5,233,370
               Construction chemicals
              HUNTSMAN CORPORATION
 21,250,000    Term loan, maturing December 31, 2004                     21,250,000
               Diversified chemical producer
              LILLY INDUSTRIES, INC.
 19,900,000    Term loan, maturing November 30, 2003                     19,900,000
               Housing paints and industrial and specialty coatings
              POLYMER GROUP, INC.
 20,000,000    Term loan, maturing March 31, 2002                        20,000,000
               Produces nonwoven fabrics
              STX CHEMICALS CORP.
 14,975,000    Term loan, maturing September 30, 2004                    14,975,000
               Petrochemicals and pulp chemicals                     --------------
                                                                     $   88,404,184
                                                                     --------------

              COAL - 0.4%
              ALLIANCE COAL CORPORATION
$ 4,959,677    Term loan, maturing December 31, 2001                 $    4,959,677
  6,965,000    Term loan, maturing December 31, 2002                      6,965,000
               Diversified producer and supplier of steam and
                metallurgical coal                                   --------------
                                                                     $   11,924,677
                                                                     --------------

              COMMERCIAL SERVICES - 4.4%
              ADVO, INC.
$13,063,265    Term loan, maturing March 31, 2004                    $   13,063,265
               Shared advertising distributor
              AVIALL, INC.
 15,000,000    Term loan, maturing September 30, 2001                    15,000,000
               Turbine engine repair and parts distribution
              BRAND SCAFFOLD SERVICES, INC.
  2,992,500    Term loan, September 30, 2003                              2,992,500
  1,995,000    Term loan, September 30, 2004                              1,995,000
               Industrial scaffolding rental, erection and
                dismantlement services
              ELLER MEDIA COMPANY
 30,000,000    Term loan, December 31, 2004                              30,000,000
               Outdoor advertising
              HOSIERY CORPORATION OF AMERICA, INC.
  2,857,595    Term loan, maturing October 17, 1999                       2,857,595
 13,575,000    Term loan, maturing July 31, 2001                         13,575,000
               Women's hosiery
              NBC MERGER SUB, INC.
  7,450,000    Term loan, maturing August 31, 2003                        7,450,000
               Used college textbook wholesaler
              OSI HOLDINGS CORPORATION
 15,000,000    Term loan, maturing October 15, 2003                      15,000,000
               Accounts receivable management services
              PSI ACQUISITION CORPORATION
  2,078,457    Term loan, maturing December 31, 1998                      2,078,457
 12,750,000    Term loan, maturing December 31, 2000                     12,750,000
               Diversified consulting services
              SELECT BEVERAGES, INC.
  3,960,000    Term loan, maturing June 30, 2001                          3,960,000
  5,940,000    Term loan, maturing June 30, 2002                          5,940,000
               Soft drink bottler
              UNICCO SERVICE COMPANY
  5,000,000    Term loan, maturing June 30, 2001                          5,000,000
               Provider of janitorial services                       --------------
                                                                     $  131,661,817
                                                                     --------------

              COMMUNICATION EQUIPMENT - 0.8%
              CIRCO CRAFT TECHNOLOGIES GROUP, INC.
$ 4,000,000    Term loan, maturing June 30, 2004                     $    4,000,000
  4,000,000    Term loan, maturing June 30, 2005                          4,000,000
               Supplier of interconnection products
             COMMUNICATIONS & POWER INDUSTRIES, INC.
  1,750,000    Term loan, maturing August 11, 2000                        1,750,000
  5,583,333    Term loan, maturing August 12, 2002                        5,583,333
               Microwave, electronic, and radio frequency
                components
              DICTAPHONE ACQUISITION INC.
  8,910,000    Term loan, maturing June 30, 2002                          8,910,000
               Manufactures, markets, and services communication
                systems                                              --------------
                                                                     $   24,243,333
                                                                     --------------

              COMPUTER SYSTEMS - 0.3%
              GENICOM CORPORATION
$ 8,868,745    Term loan, maturing December 31, 2002                 $    8,868,745
               Produces computer printers and supplies, and          --------------
                provides multivendor servicing

              CONGLOMERATES - 3.0%
              AMERICAN MARKETING INDUSTRIES, INC.
$ 1,485,000    Term loan, maturing August 31, 2001                   $    1,485,000
  3,465,000    Term loan, maturing November 30, 2002                      3,465,000
               Manufacturer and distributor of corporate
                promotional and incentive products
              E & S HOLDINGS
  4,277,778    Term loan, maturing September 30, 2004                     4,277,778
  4,277,778    Term loan, maturing September 30, 2005                     4,277,778
  2,444,444    Term loan, maturing March 30, 2006                         2,444,444
               Sporting goods and infant products
              FENWAY HOLDINGS, L.L.C.
  8,481,215    Term loan, maturing September 15, 2002                     8,481,215
               Manufactures and distributes billiard tables, dart
                machines, wood mouldings, windows, doors, artificial
                flowers, archery bows, and plastics.
              PHASE METRICS, INC.
  5,000,000    Term loan, maturing December 4, 2001                       5,000,000
               Designs and manufactures production test equipment
                for the computer data storage industry
              SMARTE CARTE CORPORATION
    500,000    Term loan, maturing June 30, 2003                            500,000
  3,000,000    Term loan, maturing June 30, 2003                          3,000,000
  4,500,000    Term loan, maturing June 30, 2003                          4,500,000
               Airport baggage cart management and self storage
                locker service
              WALTER INDUSTRIES, INC.
 26,095,729    Term loan, maturing January 22, 2002                      26,095,729
  9,875,000    Term loan, maturing January 22, 2003                       9,875,000
               Homebuilding and financing, pipe manufacturing and
                coal mining
              YOUNG & RUBICAM L.P.
 17,500,000    Term loan, maturing March 31, 2003                        17,500,000
               Advertising, public relations, direct marketing,
                sales development and design and health care
                communications                                       --------------
                                                                     $   90,901,944
                                                                     --------------

              CONTAINERS - METAL & GLASS - 2.0%
              CALMAR, INC.
$ 5,928,750    Term loan, maturing September 15, 2003                $    5,928,750
  4,440,000    Term loan, maturing June 15, 2004                          4,440,000
               Plastic sprayers and dispensers
               REID PLASTICS, INC.
  9,972,000    Term loan, maturing November 12, 2003                      9,972,000
               Bottle manufacturer
              SILGAN CORPORATION
 14,656,426    Term loan, maturing December 31, 2000                     14,656,426
 26,655,055    Term loan, maturing March 15, 2002                        26,655,055
               Metal and plastic packaging products                  --------------
                                                                     $   61,652,231
                                                                     --------------

              CONTAINERS - PAPER - 7.0%
              IPC, INC.
$ 8,250,000    Term loan, maturing September 30, 2001                $    8,250,000
               Plastic and paper packaging products
              JEFFERSON SMURFIT CORPORATION
  1,181,682    Revolving loan, maturing April 30, 2001                    1,181,682
 25,366,827    Term loan, maturing April 30, 2001                        25,366,827
 22,190,481    Term loan, maturing April 30, 2002                        22,190,481
 10,741,040    Term loan, maturing October 31, 2002                      10,741,040
               Liner board and other paper board products
              RIC HOLDING, INC.
  1,266,644    Revolving loan, maturing February 28, 2003                 1,266,644
 19,150,067    Term loan, maturing February 28, 2003                     19,150,067
 19,422,361    Term loan, maturing February 28, 2004                     19,422,361
  7,751,552    Term loan, maturing August 28, 2004                        7,751,552
               Liner board, lumber and paper packaging products
              STONE CONTAINER CORPORATION
 39,258,534    Term loan, maturing April 1, 2000                         39,258,534
 45,657,387    Term loan, maturing October 1, 2003                       45,657,387
               Commodity pulp, paper and packaging products
              STRONGHAVEN, INC.
  9,500,000    Term loan, maturing May 31, 2004                           9,500,000
               Manufacturer of corrugated boxes                      --------------
                                                                     $  209,736,575
                                                                     --------------

              COSMETICS - 0.7%
              MARY KAY COSMETICS, INC.
$ 9,919,355    Term loan, maturing December 6, 2002                  $    9,919,355
               Cosmetics, skin and hair care, and perfume products
              REVLON CONSUMER PRODUCTS COMPANY
 10,000,000    Term loan, maturing March 31, 1999                        10,000,000
               Cosmetics, skin and hair care, and perfume products   --------------
                                                                     $   19,919,355
                                                                     --------------

              ELECTRONICS - INSTRUMENTATION - 0.5%
              DETAILS, INC.
$16,545,146    Term loan, maturing December 31, 2001                 $   16,545,146
               Manufactures prototype printed circuit boards         --------------

              FOODS - 1.3%
              INTERNATIONAL HOME FOODS, INC.
$ 2,200,000    Revolving loan, maturing March 31, 2003               $    2,200,000
 12,972,973    Term loan, maturing September 30, 2004                    12,972,973
 11,027,027    Term loan, maturing September 30, 2005                    11,027,027
               Manufactures and markets food products with popular
                brand names
              VAN DE KAMP'S, INC.
  7,303,493    Term loan, maturing April 30, 2003                         7,303,493
  4,570,425    Term loan, maturing September 30, 2003                     4,570,425
               Distributor of frozen convenience foods               --------------
                                                                     $   38,073,918
                                                                     --------------

              FOOD WHOLESALERS - 4.5%
              CATERAIR INTERNATIONAL CORPORATION
$ 8,990,908    Term loan, maturing September 15, 2001                $    8,990,908
               Food service to airlines
              FAVORITE BRANDS INTERNATIONAL, INC.
 15,000,000    Term loan, maturing August 30, 2004                       15,000,000
               Manufactures and markets marshmallows and caramels
              FLEMING COMPANIES, INC.
    734,108    Revolving loan, maturing July 19, 2000                       734,108
  5,082,287    Letter of Credit, maturing June 30, 2000                   5,082,287
  5,753,510    Term loan, maturing July 19, 2000                          5,753,510
               Wholesale food distributor
              KEEBLER HOLDING CORPORATION
 16,464,226    Term loan, maturing July 31, 2003                         16,464,226
 11,893,043    Term loan, maturing July 31, 2004                         11,893,043
               Manufactures and distributes cookies and crackers
              RYKOFF-SEXTON, INC.
 10,114,865    Term loan, maturing October 31, 2002                      10,114,865
  4,844,595    Term loan, maturing October 31, 2001                       4,844,595
               Manufactures and distributes food products
              SC INTERNATIONAL SERVICES, INC.
 11,214,868    Term loan, maturing September 15, 2002                    11,214,868
  2,464,347    Term loan, maturing September 15, 2003                     2,464,347
               Food service to airlines
              SPECIALTY FOODS CORPORATION
 34,850,000    Term loan, maturing April 30, 2001                        34,850,000
               Bread and cheese products
              VOLUME SERVICES, INC.
  4,978,600    Term loan, maturing December 31, 2002                      4,978,600
  2,489,250    Term loan, maturing December 31, 2003                      2,489,250
               Provides food services for civic centers and sports
                facilities                                           --------------
                                                                     $  134,874,607
                                                                     --------------

              HEALTH CARE - DIVERSIFIED - 1.2%
              COMMUNITY HEALTH SYSTEMS, INC.
$12,609,589    Term loan, maturing December 31, 2003                 $   12,609,589
 12,609,589    Term loan, maturing December 31, 2004                     12,609,589
  9,493,151    Term loan, maturing December 31, 2005                      9,493,151
               Hospital and healthcare management                    --------------
                                                                     $   34,712,329
                                                                     --------------

              HEALTH CARE - MISCELLANEOUS - 2.2%
              IMED CORPORATION
$ 2,465,000    Term loan, maturing November 30, 2003                 $    2,465,000
  2,465,000    Term loan, maturing November 30, 2004                      2,465,000
  2,320,000    Term loan, maturing May 31, 2005                           2,320,000
               Provider of infusion systems and related
                technologies
              MEDIQ / PRN LIFE SUPPORT SERVICE
  9,975,000    Term loan, maturing September 30, 2004                     9,975,000
               Medical equipment and rental services
              NATIONAL MEDICAL CARE, INC.
 50,000,000    Term loan, maturing September 30, 2003                    50,000,000
               Kidney dialysis service provider                      --------------
                                                                     $   67,225,000
                                                                     --------------

              HOTELS - 0.5%
              DOUBLETREE CORPORATION
$15,054,971    Term loan, maturing May 15, 2004                      $   15,054,971
               Hotel management                                      --------------

              HOUSEHOLD FURNISHINGS - 0.6%
              SIMMONS COMPANY
$ 6,956,774    Term loan, maturing March 31, 2003                    $    6,956,774
               Manufactures bedding
              LIFESTYLE FURNISHINGS INTERNATIONAL
 12,050,001    Term loan, maturing August 8, 2004                        12,050,001
               Manufacturer of home improvement and building
                products                                             --------------
                                                                     $   19,006,775
                                                                     --------------

              HOUSEHOLD PRODUCTS - 0.2%
              RAYOVAC CORPORATION
$ 2,770,834    Term loan, maturing September 30, 2003                $    2,770,834
  2,770,833    Term loan, maturing September 30, 2004                     2,770,833
               Manufacturer of general and specialty batteries,
                flashlights and other battery-powered lighting
                devices                                              --------------
                                                                     $    5,541,667
                                                                     --------------

              LEISURE - 2.6%
              AMF GROUP, INC.
$15,373,090    Term loan, maturing March 31, 2001                    $   15,373,090
 14,234,499    Term loan, maturing March 31, 2003                        14,234,499
  5,599,532    Term loan, maturing March 31, 2004                         5,599,532
               Manufactures and operates bowling equipment and
                supplies
              AMFAC PARKS, INC.
  8,250,000    Term loan, maturing September 30, 2002                     8,250,000
               Provides lodging, food and beverage services to
                national and state parks
              METRO-GOLDWYN-MAYER, INC.
  2,014,286    Revolving loan, maturing September 30, 2001                2,014,286
  5,357,143    Term loan, maturing September 30, 2002                     5,357,143
               Film and television production and distribution
              PANAVISION INTERNATIONAL, L.P.
  2,400,000    Revolving loan, maturing December 31, 2002                 2,400,000
  2,400,000    Term loan, maturing December 31, 2002                      2,400,000
               Manufactures lens and camera equipment
              SIX FLAGS THEME PARKS, INC.
  8,333,290    Term loan, maturing June 23, 2001                          8,333,290
 10,816,800    Term loan, maturing June 23, 2003                         10,816,800
               Amusement parks
              VIACOM, INC.
  3,100,000    Term loan, maturing July 1, 2002                           3,100,000
               Television and motion picture entertainment           --------------
                                                                     $   77,878,640
                                                                     --------------

              MACHINERY - 0.4%
              NUMATICS, INCORPORATED
$ 4,754,474    Term loan, maturing January 3, 2002                   $    4,754,474
  7,923,304    Term loan, maturing January 3, 2004                        7,923,304
               Manufactures air valves, cylinders, and air
                filtration and drying devices                        --------------
                                                                     $   12,677,778
                                                                     --------------

              MANUFACTURING - DIVERSIFIED - 3.0%
              IMO INDUSTRIES, INC.
$ 9,944,445    Term loan, maturing April 30, 2003                    $    9,944,445
               Manufactures pumps, gears and speed reducers, and
                elecronic control products and instrumentation.
              INTERLAKE CORP.
  6,099,374    Term loan, maturing June 30, 1999                          6,099,374
               Engineered materials
              INTERMETRO INDUSTRIES CORPORATION
  5,488,044    Term loan, maturing June 30, 2001                          5,488,044
  4,268,478    Term loan, maturing December 31, 2002                      4,268,478
               Shelving
              INTERNATIONAL WIRE GROUP, INC.
  9,924,242    Term loan, maturing September 30, 2002                     9,924,242
 19,894,737    Term loan, maturing September 30, 2003                    19,894,737
               Manufactures and markets copper wire and harnesses
              INTESYS TECHNOLOGIES, INC.
  4,390,244    Term loan, maturing December 31, 2001                      4,390,244
               Plastic injection molding and fabricated battery
                packs
             JACKSON PRODUCTS, INC.
  7,402,173    Term loan, maturing September 1, 2002                      7,402,173
  7,406,250    Term loan, maturing September 1, 2003                      7,406,250
  1,995,000    Term loan, maturing September 1, 2001                      1,995,000
               Manufactures and distributes safety equipment and
                reflective beads
              METTLER-TOLEDO HOLDINGS, INC.
  4,400,000    Term loan, maturing December 31, 2003                      4,400,000
  5,100,000    Term loan, maturing December 31, 2004                      5,100,000
               Manufactures and markets weighing instruments for
                use in labratory, industrial and food retailing
                applications
              PRECISE TECHNOLOGY, INC.
  5,000,000    Term loan, maturing March 31, 2003                         5,000,000
               Plastic injection molding                             --------------
                                                                     $   91,312,987
                                                                     --------------

              MEDICAL PRODUCTS - 0.5%
              GRAPHIC CONTROLS CORPORATION
$15,871,368    Term loan, maturing September 28, 2003                $   15,871,368
               Recording and monitoring devices                      --------------

              METALS - 1.0%
              COLUMBUS MCKINNON CORPORATION
$ 8,200,000    Term loan, maturing September 30, 2003                $    8,200,000
               Manufacturer of hoists and lifting equipment
              SINTER METALS, INC.
 12,500,000    Term loan, maturing June 30, 2005                         12,500,000
               Manufacturer of pressed powder metal products
              U.S. SILICA COMPANY
  5,000,000    Term loan, maturing December 31, 2001                      5,000,000
  4,000,000    Term loan, maturing December 31, 2003                      4,000,000
               Producer of industrial silica                         --------------
                                                                     $   29,700,000
                                                                     --------------

              MISCELLANEOUS - 1.8%
              ALLIED WASTE NORTH AMERICA
$ 7,258,065    Term loan, maturing June 30, 2002                     $    7,258,065
  4,000,000    Term loan, maturing June 30, 2003                          4,000,000
  8,000,000    Term loan, maturing June 30, 2004                          8,000,000
  8,000,000    Term loan, maturing June 30, 2005                          8,000,000
               Non-hazardous solid waste management
              PRIME SUCCESSION, INC.
 16,000,000    Term loan, maturing August 1, 2003                        16,000,000
               Operator of funeral homes and cemeteries
              ROSE HILLS COMPANY
 10,000,000    Term loan, maturing December 1, 2003                      10,000,000
               Operator of funeral homes and cemeteries              --------------
                                                                     $   53,258,065
                                                                     --------------

              PAPER AND FOREST PRODUCTS - 3.7%
              FORT HOWARD CORPORATION
$60,289,333    Term loan, maturing March 8, 2002                     $   60,289,333
  8,293,939    Term loan, maturing December 31, 2002                      8,293,939
               Sanitary tissue paper products
              S.D. WARREN COMPANY
 41,404,270    Term loan, maturing December 20, 2002                     41,404,270
               Major U.S. producer of coated free paper              --------------
                                                                     $  109,987,542
                                                                     --------------

              PUBLISHING - 0.9%
              K-III COMMUNICATIONS
$28,000,000    Term loan, maturing June 30, 2004                     $   28,000,000
               Leader in the education, media and information        --------------
                businesses

              PUBLISHING - NEWSPAPERS - 2.0%
              AMERICAN MEDIA OPERATIONS, INC.
$    27,436    Revolving loan, maturing September 30, 2002           $       27,436
 18,354,069    Term loan, maturing September 30, 2002                    18,354,069
               Weekly periodical publisher
              JOURNAL NEWS, INC.
 23,067,224    Term loan, maturing December 31, 2002                     23,067,224
  5,000,000    Term loan, maturing December 31, 2002                      5,000,000
 14,198,473    Term loan, maturing May 1, 2003                           14,198,473
               Suburban newspaper                                    --------------
                                                                     $   60,647,202
                                                                     --------------

              RESTAURANTS - 0.7%
              AMERICA'S FAVORITE CHICKEN COMPANY
$13,958,787    Term loan, maturing October 31, 2001                  $   13,958,787
               Church's Fried Chicken and Popeye's restaurants
              LONG JOHN SILVER'S RESTAURANTS, INC.
  8,014,642    Term loan, maturing December 31, 1996                      8,014,642
               Seafood restaurants                                   --------------
                                                                     $   21,973,429
                                                                     --------------

              RETAIL STORES - DEPARTMENT STORES - 4.1%
              FEDERATED DEPARTMENT STORES, INC.
$65,864,901    Term loan, maturing January 31, 2000                  $   65,864,901
  1,340,246    Revolving loan, maturing March 31, 2000                    1,340,246
               Retail department store
              KMART CORPORATION
 57,761,514    Term loan, maturing June 6, 1999                          57,761,514
               Retail department store                               --------------
                                                                     $  124,966,661
                                                                     --------------

              RETAIL STORES - DRUG STORES - 0.3%
              DUANE READE, INC.
$ 3,245,833    Term loan, maturing September 30, 1997                $    3,245,833
  5,000,000    Term loan, maturing September 30, 1999                     5,000,000
               Retail drug stores                                    --------------
                                                                     $    8,245,833
                                                                     --------------

              RETAIL STORES - FOOD CHAINS - 7.0%
              DOMINICK'S FINER FOODS, INC.
$ 5,261,538    Revolving loans, maturing April 30, 2003              $    5,261,538
  5,538,461    Term loan, maturing April 30, 2003                         5,538,461
               Supermarket chain in Chicago
              GRAND UNION COMPANY
 21,628,890    Term loan, maturing June 15, 2002                         21,628,890
               Supermarket chain in the Northeast
              PATHMARK STORES, INC.
  1,158,542    Revolving loan, maturing July 31, 1998                     1,158,542
 45,333,950    Term loan, maturing October 31, 1999                      45,333,950
               Supermarket chain in mid-Atlantic states
              RALPHS GROCERY COMPANY
  2,871,663    Revolving Loan, maturing June 15, 2001                     2,871,663
  5,191,060    Term loan, maturing June 15, 2001                          5,191,060
 16,133,855    Term loan, maturing June 15, 2002                         16,133,855
 12,542,855    Term loan, maturing June 15, 2003                         12,542,855
  7,243,452    Term loan, maturing February 15, 2004                      7,243,452
  3,018,016    Term loan, maturing June 15, 2004                          3,018,016
               Third largest supermarket chain in Southern
                California
              SMITH'S FOOD & DRUG CENTERS, INC.
 17,502,821    Term loan, maturing August 31, 2002                       17,502,821
 24,754,920    Term loan, maturing November 30, 2003                     24,754,920
 13,836,803    Term loan, maturing November 30, 2004                     13,836,803
 13,836,803    Term loan, maturing November 30, 2005                     13,836,803
               Supermarket and drug store chain
              STAR MARKET COMPANY, INC.
 10,073,684    Term loan, maturing December 31, 2001                     10,073,684
  4,402,632    Term loan, maturing December 31, 2002                      4,402,632
               Supermarket chain in Massachusetts                    --------------
                                                                     $  210,329,945
                                                                     --------------

              RETAIL - SPECIALTY - 1.0%
              BRYLANE, L.P.
$11,000,000    Term loan, maturing February 28, 2003                 $   11,000,000
               Retail catalog distributor
              GRIFFITH CONSUMERS COMPANY
 10,406,517    Term loan, maturing December 31, 2002                     10,406,517
  9,958,333    Term loan, maturing December 31, 2003                      9,958,333
               Retail petroleum distributor                          --------------
                                                                     $   31,364,850
                                                                     --------------

              STEEL - 0.1%
              UCAR INTERNATIONAL, INC.
$ 3,943,986    Term loan, maturing December 31, 2002                 $    3,943,986
               Processing materials for steel industry               --------------

              TELECOMMUNICATIONS - 1.8%
              ARCH COMMUNICATIONS ENTERPRISES, INC.
$10,500,000    Term loan, maturing December 31, 2003                 $   10,500,000
               Paging service provider
              COMCAST CELLULAR COMMUNICATIONS, INC.
 28,316,000    Term loan, maturing September 30, 2004                    28,316,000
               Wireless communications provider
              MOBILEMEDIA COMMUNICATIONS, INC.
  5,833,333    Term loan, maturing June 30, 2002*                         5,366,667
  4,166,667    Term loan, maturing June 30, 2003*                         3,833,333
               Paging service provider
              SPRINT SPECTRUM L.P.
  5,000,000    Term loan, maturing January 21, 2006                       5,000,000
               Broadband wireless PCS provider                       --------------
                                                                     $   53,016,000
                                                                     --------------

              TEXTILES - 1.5%
              COLLINS & AIKMAN PRODUCTS COMPANY
$24,365,482    Term loan, maturing December 31, 2002                 $   24,365,482
               Automotive products, residential upholstery fabrics,
                and wallcoverings
              LONDON FOG INDUSTRIES, INC.
  9,582,314    Term loan, maturing May 31, 2002*                          6,899,266
  1,971,219    Term loan, maturing May 31, 2002*                          1,419,278
               Outerwear
              RENFRO CORPORATION
  5,000,000    Term loan, maturing November 15, 2003                      5,000,000
               Manufactures socks
              THE WILLIAM CARTER COMPANY
  6,300,000    Term loan, maturing October 31, 2003                       6,300,000
               Manufacturer and distributer of children's apparel    --------------
                                                                     $   43,984,026
                                                                     --------------

              TRANSPORTATION - 0.5%
              RCTR HOLDINGS, INC.
$15,254,286    Term loan, maturing December 31, 2001                 $   15,254,286
               Consumer truck rental and moving supplies provider    --------------
             TOTAL LOAN INTERESTS (IDENTIFIED COST, $2,457,952,472)  $2,453,928,379
                                                                     --------------

-----------------------------------------------------------------------------------
                             COMMON STOCKS - 0.1%
-----------------------------------------------------------------------------------
SHARES      SECURITY                                                 VALUE
-----------------------------------------------------------------------------------
   806,708  America's Favorite Chicken Company, Common Stock*        $    2,675,850
 4,380,486  London Fog Industries, Inc.                                           0
                                                                     --------------
            TOTAL COMMON STOCKS (IDENTIFIED COST, $0)                $    2,675,850
                                                                     --------------

-----------------------------------------------------------------------------------
                             PREFERRED STOCKS - 0.2%
-----------------------------------------------------------------------------------
 5,489,500  America's Favorite Chicken Company, 10% Preferred        $    5,489,500
              Stock
 5,845,956  London Fog Industries, Inc. 17.5% Preferred Stock*                    0
                                                                     --------------
            TOTAL PREFERRED STOCKS (IDENTIFIED COST, $10,014,474)    $    5,489,500
                                                                     --------------

-----------------------------------------------------------------------------------
                         SHORT-TERM INVESTMENTS - 14.3%
-----------------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION
-----------------------------------------------------------------------------------
$89,246,000  Associates Corp. of North America, 6.50%, 1/2/97        $   89,229,886
 50,000,000  CIT Group Holdings Inc., 5.92%, 1/2/97                      49,991,778
 30,330,000  Delaware Funding Corp., 5.70%, 1/15/97                      30,262,769
 30,081,000  Delaware Funding Corp., 6.00%, 1/8/97                       30,045,905
 90,000,000  Ford Motor Credit Corp., 5.65%, 1/8/97                      89,901,125
 90,000,000  General Electric Capital Co., 5.90%, 1/2/97                 89,985,250
 50,000,000  Prudential Funding, 5.40%, 1/13/97                          49,910,000
                                                                     --------------
             TOTAL SHORT-TERM INVESTMENTS, AT AMORTIZED COST         $  429,326,713
                                                                     --------------
             TOTAL INVESTMENTS (IDENTIFIED COST, $2,897,293,659) -   $2,891,420,442
             96.1%
             OTHER ASSETS, LESS LIABILITIES - 3.9%                      118,654,014
                                                                     --------------
             TOTAL NET ASSETS - 100%                                 $3,010,074,456
                                                                     ==============


*Non-income producing security.
Note: The description of the principal business for each security set forth above is unaudited.

                      See notes to financial statements

                           --------------------------
                              SENIOR DEBT PORTFOLIO
                              FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                              December 31, 1996
                     (Expressed in United States Dollars)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
     $2,897,293,659)                                          $2,891,420,442
  Cash                                                           108,766,309
  Receivable for investments sold                                    836,199
  Interest receivable                                             17,431,947
  Deferred organization expenses (Note 1D)                            37,818
  Prepaid expenses                                                   924,149
  Other receivables                                                  102,800
                                                              --------------
      Total assets                                            $3,019,519,664
LIABILITIES:
  Deferred facility fee income (Note 1B)          $9,139,557
  Trustees' fees payable                               7,883
  Accrued expenses                                   297,768
                                                  ----------
      Total liabilities                                            9,445,208
                                                              --------------
NET ASSETS applicable to investors' interest in Portfolio     $3,010,074,456
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                              $3,015,947,673
  Unrealized depreciation of investments
     (computed on the basis of identified cost)                   (5,873,217)
                                                              --------------
      Total                                                   $3,010,074,456
                                                              ==============
                       See notes to financial statements

                                  STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------
                            For the Year Ended December 31, 1996
                            (Expressed in United States Dollars)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                                 $190,544,570
  Facility fees earned                                                               5,007,225
                                                                                  ------------
        Total income                                                              $195,551,795
  Expenses --
    Investment advisory fee (Note 2)                            $21,643,760
    Compensation of Trustees not members of the Investment
      Adviser's organization (Note 2)                                29,707
    Custodian fee                                                   717,453
    Interest expense                                              1,003,430
    Legal and accounting services                                   626,128
    Printing                                                         63,466
    Amortization of organization expenses (Note 1D)                   6,222
    Miscellaneous                                                   214,433
                                                                -----------
      Total expenses                                                                24,304,599
                                                                                  ------------
        Net investment income                                                     $171,247,196
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investment transactions                  $(2,509,974)
  Change in unrealized depreciation of investments               (1,387,860)
                                                                -----------
      Net realized and unrealized loss on investments                               (3,897,834)
                                                                                  ------------
          Net increase in net assets from operations                              $167,349,362
                                                                                  ============

                       See notes to financial statements

                            STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
                     (Expressed in United States Dollars)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES --
    Purchase of loan interests                            $(2,549,912,095)
    Proceeds from sales and principal repayments            1,508,489,493
    Interest received                                         184,155,805
    Facility fees received                                      6,910,782
    Interest paid                                              (1,021,630)
    Operating expenses paid                                   (22,739,497)
    Net increase in short-term investments                   (245,561,299)
                                                          ---------------
      Net cash used for operating activities              $(1,119,678,441)
                                                          ---------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from capital contributions                   $ 1,604,853,413
    Payments for capital withdrawals                         (383,467,171)
                                                          ---------------
      Net cash provided from financing activities         $ 1,221,386,242
                                                          ---------------
        Net increase in cash                              $   101,707,801

CASH AT BEGINNING OF YEAR                                       7,058,508
                                                          ---------------
CASH AT END OF YEAR                                       $   108,766,309
                                                          ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH FROM OPERATING ACTIVITIES:
    Net increase in net assets from operations            $   167,349,362
    Increase in receivable for investments sold                  (489,852)
    Increase in interest receivable                            (6,388,765)
    Increase in prepaid expenses                                 (268,331)
    Decrease in deferred organization expenses                      6,222
    Increase in other receivables                                (102,800)
    Increase in deferred facility fee income                    1,903,557
    Increase in payable to affiliates                               2,908
    Increase in accrued expenses and other liabilities            176,647
    Net increase in investments                            (1,281,867,389)
                                                          ---------------
        Net cash used for operating activities            $(1,119,678,441)
                                                          ===============

                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     (Expressed in United States Dollars)
--------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                              --------------------------------
                                                   1996             1995*
                                              ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                     $  171,247,196   $   72,119,692
    Net realized gain (loss) on investments       (2,509,974)       1,214,316
    Change in unrealized depreciation of
      investments                                 (1,387,860)      (1,760,430)
                                              --------------     ------------
      Net increase in net assets from
        operations                            $  167,349,362   $   71,573,578
                                              --------------     ------------

  Capital transactions --
    Contributions                             $1,604,853,413   $1,684,280,868
    Withdrawals                                 (383,467,171)    (134,615,604)
                                              --------------     ------------
      Increase in net assets from capital
        transactions                          $1,221,386,242   $1,549,665,264
                                              --------------     ------------
        Total increase in net assets          $1,388,735,604   $1,621,238,842
NET ASSETS:
  At beginning of year                         1,621,338,852          100,010
                                              --------------     ------------
  At end of year                              $3,010,074,456   $1,621,338,852
                                              ==============   ==============

* For the period from the start of business, February 22, 1995, to December 31, 1995.

                       See notes to financial statements

                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
                                                         1996      1995*
                                                        ------   ---------
RATIOS (to average daily net assets):
  Operating expenses                                     0.98%    1.01%+
  Interest expense                                       0.04%    0.13%+
  Net investment income                                  7.17%    7.95%+
PORTFOLIO TURNOVER                                         75%      39%

+ Annualized.
* For the period from the start of business, February 22, 1995, to December 31, 1995.

                       See notes to financial statements

                           --------------------------
                         NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on February 22, 1995, with the acquisition of securities with a value of $583,240,521, including unrealized depreciation of $2,724,927, in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B. INCOME -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

C. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. OTHER -- Investment transactions are accounted for on a trade date basis.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fee are reported as a reduction of expenses in the statement of operations.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment advisory fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 19/240 of 1% (0.95% per annum) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended December 31, 1996, the effective annual rate, based on average daily gross assets, was 0.91% and amounted to $21,643,760. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of BMR. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the year ended December 31, 1996 aggregated $2,550,646,342 and $1,508,979,345, respectively.

------------------------------------------------------------------------------
(4) SHORT-TERM DEBT AND CREDIT AGREEMENTS
The Portfolio has entered into a revolving credit agreement, that will allow the Portfolio to borrow an additional $245 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted Libor rate or adjusted certificate of deposit rate. Interest expense includes a commitment fee of approximately $612,500 which is computed at the annual rate of 1/4 of 1% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the year ended December 31, 1996. As of December 31, 1996, the Portfolio had no commercial paper outstanding.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost and unrealized appreciation/depreciation in the value of investments owned at December 31, 1996, as computed on a federal income tax basis, were as follows:
Aggregate cost                                                 $2,897,767,149
                                                               ==============
Gross unrealized appreciation                                  $    3,996,833
Gross unrealized depreciation                                       9,870,050
                                                               --------------
    Net unrealized depreciation                                $    5,873,217
                                                               ==============

                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SENIOR DEBT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio as of December 31, 1996, the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the supplementary data for the year ended December 31, 1996 and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1996, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1996, the results of its operations and its cash flows, the changes in its net assets, and its supplementary data for the respective periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by Senior Debt Portfolio valued at $2,462,093,729 (81.8% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiation between the parties in a sales transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                              DELOITTE & TOUCHE

GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
FEBRUARY 7, 1997

                         -----------------------------------
                                INVESTMENT MANAGEMENT

EATON VANCE           OFFICERS                  INDEPENDENT TRUSTEES
PRIME RATE
RESERVES              JAMES B. HAWKES           DONALD R. DWIGHT
24 Federal Street     President and Trustee     President, Dwight Partners, Inc.
Boston, MA 02110      24 Federal Street         Chairman, Newspapers of
                                                New England, Inc.
                      M. DOZIER GARDNER
                      Vice President and        SAMUEL L. HAYES, III
                      Trustee                   Jacob H. Schiff Professor of
                                                Investment Banking, Harvard
                      JAMES L. O'CONNOR         University Graduate School of
                      Treasurer                 Business Administration

                      THOMAS OTIS               NORTON H. REAMER
                      Secretary                 President and Director, United
                                                Asset
                                                Management Corporation

                                                JOHN L. THORNDIKE
                                                Director, Fiduciary Company
                                                Incorporated

                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant
                    ----------------------------------------------------------
SENIOR DEBT         OFFICERS                    INDEPENDENT TRUSTEES
PORTFOLIO
24 Federal Street   JAMES B. HAWKES             DONALD R. DWIGHT
Boston, MA 02110    President and Trustee       President, Dwight Partners, Inc.
                                                Chairman, Newspapers of
                    M. DOZIER GARDNER           New England, Inc.
                    Vice President and
                    Trustee                     SAMUEL L. HAYES, III
                                                Jacob H. Schiff Professor of
                    WILLIAM CHISHOLM            Investment Banking, Harvard
                    Vice President              University Graduate School of
                                                Business Administration
                    RAYMOND O'NEILL
                    Vice President              NORTON H. REAMER
                                                President and Director, United
                    MICHEL NORMANDEAU           Asset
                    Vice President              Management Corporation

                    JAMES L. O'CONNOR           JOHN L. THORNDIKE
                    Treasurer                   Director, Fiduciary Company
                                                Incorporated
                    THOMAS OTIS
                    Secretary                   JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant
                    PORTFOLIO MANAGERS

                    SCOTT H. PAGE
                    Vice President

                    PAYSON F. SWAFFIELD
                    Vice President